UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Smart Portfolios, LLC.
Address:	17865 Ballinger Way NE
		Seattle, Washingtton 98155

13F File Number: 028-14414

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Ron Thompson
Title:	Chief Compliance Officer
Phone:	206-686-4840
Signature, Place and Date of Signing:

	Ron Thompson	 Seattle, Washington	September 30, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	28
Form 13F Information Table Value Total:	$130748

List of Other Included Managers:


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Form 13F Information Table

                                                                             InvestmenOther   Voting Authority
Description                      Title OfCUSIP      Value (x$1SharesSH/PPut/C Discreti ManagerSole Shared None
Consumer Staples Select Sect. ETF     81369Y308        440      12SH       Sole                      0   25   0
Financial Select Sector SPDR (ETF     81369Y605       4310     276SH       Sole                     65  248   6
Health Care SPDR (ETF)        ETF     81369Y209       8419     210SH       Sole                     50  188   5
Industrial SPDR (ETF)         ETF     81369Y704       4060     111SH       Sole                     26   83   2
Market Vector Russia ETF TrustETF     57060U506       5348     186SH       Sole                     43  167   4
PowerShares Preferred PortfoliETF     73936T565        438      30SH       Sole                      0   59   0
PowerShares QQQ Trust, Series ETF     73936T474       3943      58SH       Sole                     30   25   3
RevenueShares Large Cap Fund (ETF     761396100        348      13SH       Sole                      0   26   0
SPDR Gold Trust (ETF)         ETF     78463V107       8779      51SH       Sole                     12   45   1
SPDR S&P 500 ETF              ETF     78462F103        440       3SH       Sole                      0    5   0
SPDR S&P Dividend (ETF)       ETF     78464A763        223       4SH       Sole                      0    8   0
SPDR S&P International DividenETF     78463X772        219       5SH       Sole                      0   10   0
SPDR S&P MidCap 400 ETF       ETF     78467Y107       4211      23SH       Sole                      6   21   1
Utilities SPDR (ETF)          ETF     81369Y886       4508     124SH       Sole                     27  121   3
Vanguard Dividend AppreciationETF     921908844        445       7SH       Sole                      0   15   0
Vanguard REIT ETF             ETF     922908553       3486      54SH       Sole                     28   23   3
iShares Dow Jones US HealthcarETF     464287762        235       3SH       Sole                      0    6   0
iShares Dow Jones US Telecom (ETF     464287713       4450     174SH       Sole                     41  156   4
iShares Dow Jones US UtilitiesETF     464287697       4313      48SH       Sole                     11   45   1
iShares Lehman 1-3 Year Treas.ETF     464287457       9475     112SH       Sole                     38  109   2
iShares MSCI Australia Index FETF     464286103       4420     186SH       Sole                     43  139   4
iShares MSCI EAFE Index Fund (ETF     464287465       4557      86SH       Sole                     19   82   2
iShares MSCI South Korea IndexETF     464286772       4266      72SH       Sole                     17   65   2
iShares Russell 2000 Growth InETF     464287648       8584      90SH       Sole                     21   81   2
iShares Russell 2000 Value IndETF     464287630       4439      60SH       Sole                     14   56   1
iShares Russell Midcap Growth ETF     464287481       8489     137SH       Sole                     33  122   3
iShares Russell Midcap Value IETF     464287473       4443      91SH       Sole                     21   86   2
iShares S&P Latin America 40 IETF     464287390       3489      82SH       Sole                     19   74   2
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